Loans Payable (Details) - Schedule of loans payable (Parentheticals) - Spectrum Global Solutions, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Dividends Payable [Line Items]
Debt discount	$ 38,874	$ 280,174
Loan with Heritage Bank of Commerce [Member]
Dividends Payable [Line Items]
Interest rate	2.00%	2.00%
Debt discount	$ 149,180	$ 149,180
Interest bearing, maturity date	Oct. 20, 2020	Oct. 20, 2020
Promissory note issued to Old Main Capital LLC [Member]
Dividends Payable [Line Items]
Interest rate	10.00%	10.00%
Promissory note issued to Pawn Funding [Member]
Dividends Payable [Line Items]
Debt discount	$ 1,072	$ 31,365
Interest bearing, maturity date	Apr. 16, 2021	Apr. 16, 2021
Promissory note issued to Cedar Advance Funding [Member]
Dividends Payable [Line Items]
Debt discount	$ 37,807	$ 37,807
Interest bearing, maturity date	Apr. 27, 2021	Apr. 27, 2021
Promissory note issued to RDM Capital Funding [Member]
Dividends Payable [Line Items]
Debt discount	$ 79,087	$ 79,087
Interest bearing, maturity date	Jul. 24, 2020	Jul. 24, 2020
Promissory note issued to C6 Capital [Member]
Dividends Payable [Line Items]
Debt discount	$ 20,272	$ 20,272
Interest bearing, maturity date	Apr. 15, 2020	Apr. 15, 2020